CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (Loss) income	$ 63,569	$ (2,595,941)	$ 515,014
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	50,635	379,539	1,803,031
Provision (reversal) for credit losses	47,801	(90,526)	108,146
Impairment loss of investment	0	0	0
Share-based compensation expense	134,560	704,565	1,820,628
Amortization of issuance cost and debt discounts related to convertible notes		51,797	1,337,672
Change in fair value of derivatives			(553,707)
Gain on disposal of property and equipment	(24,985)	(386,915)	(199,442)
Noncash lease expense	288,393	298,002	1,193,216
Share of loss in equity method investment			62,217
Changes in assets and liabilities:
Accounts receivable	(575,624)	2,687,831	15,841,979
Prepaid expenses and other current assets	1,909,177	1,090,622	5,804,641
Other non-current assets	163,909	(106,459)	636,892
Accounts payable	(1,046,189)	(3,613,124)	(17,484,903)
Accrued salary and benefits	(357,485)	(2,831,392)	(9,525)
Accrued expenses and other current liabilities	(914,964)	(2,175,269)	(6,629,926)
Operating lease liabilities	(311,306)	(322,991)	(885,014)
Deferred revenue	359,042	485,700	(1,945,855)
Other non-current liabilities	(73,319)	(136,118)	(113,866)
Net cash provided by (used in) operating activities	(286,786)	(6,560,679)	1,301,198
Cash flows from investing activities:
Purchases of property and equipment and intangible assets		(76,458)	(1,294)
Proceeds from disposal of property and equipment	30,002	1,022,200	569,447
Proceeds from reclaim of short-term investments	50,074
Purchases of long-term investments			(57,433)
Proceeds from reclaim of long-term investments	809	14,314	11,139
Net cash provided by (used in) investing activities	80,885	960,056	521,859
Cash flows from financing activities:
Proceeds from short-term borrowings	2,536,290	1,422,613	6,255,905
Repayment of short-term borrowings	(704,220)	(1,573,396)	(14,126,509)
Proceeds from issuance of ordinary shares upon exercise of options			542
Repayment of convertible notes		(1,806,453)	(3,745,955)
Net cash (used in) provided by financing activities	1,832,070	(1,957,236)	(11,616,017)
Net decrease in cash, cash equivalents, and restricted cash	1,626,169	(7,557,859)	(9,792,960)
Cash, cash equivalents, and restricted cash at beginning of year	2,476,571	9,785,131	18,431,209
Effect of exchange rate changes on cash, cash equivalents and restricted cash	56,550	249,299	1,146,882
Cash, cash equivalents, and restricted cash at end of year	4,159,290	2,476,571	9,785,131
Supplemental disclosure of cash flow information:
Income taxes paid	8,996	26,736	3,159
Interest paid	73,295	86,893	504,134
Cash paid for amounts included in the measurement of operating lease liabilities	$ 351,581	$ 409,100	927,257
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			759,530
Supplemental disclosure of noncash investing and financing activities:
Conversion of convertible notes into ordinary shares			$ 5,012,952